Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
(5)	Property, Plant and Equipment

Property, plant and equipment, net, is comprised of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Building	12,317	12,317
Office equipment, furniture and fixtures	129,848	131,878
Motor vehicles	10,292	11,228
Leasehold improvements	14,284	24,386
Total	166,741	179,809
Less: Accumulated depreciation	(128,807)	(139,003)
Property, plant and equipment, net	37,934	40,806

No impairment for property, plant and equipment was recorded for the years ended December 31, 2017, 2018 and 2019.